Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		59 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Revenue
Expenses
Consulting fees	81,543		96,793		96,793
Donated services and rent					47,500
General and administrative	97,989	(783)	192,834	13,386	340,901
Less: forgiveness of debt			(36,018)		(36,018)
Total Expenses	179,532	(783)	253,609	13,386	449,176
Net Loss Before Discontinued Operations	(179,532)	783	(253,609)	(13,386)	(449,176)
Discontinued Operations					(8,545)
Net Income (Loss)	$ (179,532)	$ 783	$ (253,609)	$ (13,386)	$ (457,721)
Net Loss Per Share - Basic and Diluted	$ (0.01)	$ 0.00	$ (0.01)	$ 0.00
Weighted Average Shares Outstanding	29,825,000	42,180,000	32,795,000	42,180,000